Employee benefits - Labor expenses - Components - Tabular disclosure (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€) employee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average number of employees (full-time equivalents) | employee	132,002	133,787	135,619
Wages and employee benefit expenses	€ (9,587)	€ (8,331)	€ (8,240)
o/w wages and salaries	(6,232)	(6,224)	(6,199)
o/w social security charges	(2,148)	(2,118)	(2,079)
o/w French part-time for senior plans	(1,209)	23	6
o/w capitalized costs	849	866	848
o/w other labor expenses	(847)	(879)	(816)
Employee profit sharing	145	142	181
Share-based compensation	(185)	(18)	(73)
Total employee benefits expense	(9,917)	(8,490)	(8,494)
Net interest on the net defined liability in finance costs	(10)	(12)	(20)
Actuarial gains and losses on post-employment benefits, gross amount	59	(13)	(62)
Social contributions not presented in equity	(13)	5	(15)
Employee shareholding plan Together 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	(172)
Free share award plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	€ (13)	€ (18)	€ (73)